PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 93.5%
Asset-Backed Securities 1.2%
Collateralized Loan Obligations
Northwoods Capital Ltd. (Cayman Islands), Series 2019-20A, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.221%(c)	01/25/30		6,500	$6,399,221
Sound Point CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.193(c)	01/23/29		15,000	14,760,893
Vibrant CLO Ltd. (Cayman Islands), Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.385(c)	01/20/29		14,000	13,725,397

Total Asset-Backed Securities (cost $35,480,266)					34,885,511
Bank Loans 15.4%
Advertising 0.2%
Clear Channel Outdoor Holdings, Inc., Term B Loan, 2 - 3 Month LIBOR + 3.500%	4.231(c)	08/21/26		6,965	6,467,002
Auto Manufacturers 0.3%
Navistar, Inc., Tranche B Term Loan, 1 Month LIBOR + 3.500%^	3.680(c)	11/06/24		9,750	9,360,363
Beverages 0.0%
Jacobs Douwe Egberts International BV (Netherlands), Term B EUR Loan, 3 Month EURIBOR + 1.750%	2.250(c)	11/01/25	EUR	202	223,378
Building Materials 0.4%
Ply Gem Midco, Inc., Initial Term Loan, 1 Month LIBOR + 3.750%	3.948(c)	04/14/25		11,784	11,165,737
Chemicals 2.2%
Alpha Bidco, Inc. (United Kingdom), Initial Term B-1 Loan, 3 Month LIBOR + 3.000%	4.450(c)	01/31/24		7,756	7,455,530
Hexion, Inc., Senior Secured Term B Loan, 3 Month LIBOR + 3.500%	4.940(c)	07/01/26		15,151	14,412,333

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Chemicals (cont’d.)
Nouryon USA LLC (Netherlands), Initial Dollar Term Loan, 1 Month LIBOR + 3.000%	3.222%(c)	10/01/25	13,866	$13,207,229
Solenis International LP, First Lien Initial Dollar Term Loan, 1 - 3 Month LIBOR + 4.000%^	4.300(c)	06/26/25	19,223	18,165,978
Venator Materials LLC, Initial Term Loan, 1 Month LIBOR + 3.000%^	3.174(c)	08/08/24	9,597	8,829,021
				62,070,091
Commercial Services 0.6%
Financial & Risk Holdings, Inc., Initial Dollar Term Loan, 1 Month LIBOR + 3.250%	3.424(c)	10/01/25	6,329	6,229,622
MPH Acquisition Holdings LLC, Initial Term Loan, 3 Month LIBOR + 2.750%	4.200(c)	06/07/23	7,200	6,904,800
Verscend Holding Corp., Term B Loan, 1 Month LIBOR + 4.500%	4.674(c)	08/27/25	5,710	5,502,568
				18,636,990
Computers 1.2%
Everi Payments, Inc., Term Loan, 2 Month LIBOR + 10.500%^	11.500(c)	05/09/24	625	628,125
McAfee LLC,
Second Lien Initial Loan, 1 Month LIBOR + 8.500%	9.500(c)	09/29/25	9,696	9,646,932
Term B USD Loan, 1 Month LIBOR + 3.750%	3.924(c)	09/30/24	20,532	20,080,395

Surf Holdings LLC, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR + 3.500%	4.814(c)	03/05/27	4,500	4,303,125
				34,658,577
Electric 0.3%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%^	7.771(c)	07/30/26	11,069	9,741,050

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Entertainment 0.7%
Playtika Holding Corp., Term B Loan, 3 Month LIBOR + 6.000%	7.072%(c)	12/10/24	13,035	$12,998,346
Scientific Games International, Inc., Initial Term B-5 Loan, 1 - 3 Month LIBOR + 2.750%	3.329(c)	08/14/24	8,601	7,690,342
				20,688,688
Healthcare-Services 0.6%
LifePoint Health, Inc., First Lien Term B Loan, 1 Month LIBOR + 3.750%	4.154(c)	11/17/25	18,565	17,756,850
Insurance 0.4%
Asurion LLC,
Replacement B-6 Term Loan, 1 Month LIBOR + 3.000%	3.174(c)	11/03/23	1,995	1,940,385
Second Lien Replacement B-2 Term Loan, 1 Month LIBOR + 6.500%	6.674(c)	08/04/25	8,500	8,453,250
				10,393,635
Media 0.4%
iHeartCommunications, Inc., New Term Loan, 1 Month LIBOR + 3.000%	3.174(c)	05/01/26	6,986	6,518,887
Radiate Holdco LLC, Closing Date Term Loan, 1 Month LIBOR + 3.000%	3.750(c)	02/01/24	5,141	4,987,680
				11,506,567
Oil & Gas 0.5%
Chesapeake Energy Corp., Class A Loan, 2 Month LIBOR + 8.000%	9.000(c)	06/24/24	14,875	7,660,625
Citgo Holding, Inc., Term Loan, 3 Month LIBOR + 7.000%	8.000(c)	08/01/23	3,491	3,172,653
CITGO Petroleum Corp., Term B Loan, 1 Month LIBOR + 4.500%^	5.500(c)	07/29/21	3,306	3,273,204
				14,106,482

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Pharmaceuticals 0.2%
Mallinckrodt International Finance SA,
2017 Term B Loan, 3 Month LIBOR + 2.750%	4.200%(c)	09/24/24	9,046	$6,202,076
2018 Incremental Term Loan, 3 Month LIBOR + 3.000%	3.750(c)	02/24/25	1,027	698,536
				6,900,612
Retail 1.3%
CEC Entertainment, Inc., Term B Loan, 3 Month LIBOR + 6.500%	7.572(c)	08/31/26	9,179	4,566,490
Michaels Stores, Inc., 2018 New Replacement Term B Loan, 1 Month LIBOR + 2.500%	3.548(c)	01/30/23	17,964	15,512,337
Sally Holdings LLC, Term B-2 Loan^	4.500	07/05/24	17,629	16,659,405
				36,738,232
Software 2.8%
Boxer Parent Co., Inc., Initial Dollar Term Loan, 1 Month LIBOR + 4.250%	4.424(c)	10/02/25	19,978	18,807,755
Dun & Bradstreet Corp. (The), Term Loan B, 1 Month LIBOR + 4.000%	4.174(c)	02/06/26	9,075	8,829,222
Exela Intermediate LLC, 2018 Repriced Term Loan, 3 Month LIBOR + 6.500%	8.379(c)	07/12/23	2,667	613,383
Finastra USA, Inc., First Lien Dollar Term Loan, 3 Month LIBOR + 3.500%	4.500(c)	06/13/24	17,001	15,348,336
Informatica LLC,
Dollar 2020 Term Loan, 1 Month LIBOR + 3.250%	3.424(c)	02/25/27	14,000	13,346,662
Second Lien Initial Loan	7.125	02/25/25	3,125	3,003,906

RP Crown Parent LLC, Initial Term Loan, 1 Month LIBOR + 2.750%^	3.750(c)	10/12/23	4,974	4,849,936
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.430(c)	03/03/28	5,775	5,558,438
Term Loan B-3, 1 Month LIBOR + 3.750%	3.930(c)	06/30/26	9,360	9,009,000
				79,366,638

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications 3.3%
Digicel International Finance Ltd. (Saint Lucia), First Lien Initial Term B Loan, 6 Month LIBOR + 3.250%	3.800%(c)	05/27/24	9,506	$7,890,231
Intelsat Jackson Holdings SA (Luxembourg),
Tranche B-3 Term Loan, PRIME + 2.750%	6.000(c)	11/27/23	4,000	4,002,000
Tranche B-5 Term Loan	6.625	01/02/24	18,833	18,879,982

Iridium Satellite LLC, Initial Term Loan, 1 Month LIBOR + 3.750%	4.750(c)	11/04/26	11,978	11,835,682
West Corp.,
Incremental B1 Term Loan, 3 Month LIBOR + 3.500%	4.950(c)	10/10/24	6,336	5,108,010
Initial Term B Loan, 3 Month LIBOR + 4.000%	5.450(c)	10/10/24	20,074	16,293,536
Xplornet Communications, Inc. (Canada),
New Term B Loan, 3 Month LIBOR + 4.000%	5.450(c)	09/09/21	24,097	23,825,873
New Term B Loan, 3 Month LIBOR + 4.000%^	5.450(c)	06/30/27	8,025	7,663,875
				95,499,189

Total Bank Loans (cost $480,030,245)				445,280,081
Corporate Bonds 76.6%
Advertising 0.2%
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26	6,600	3,972,887
Outfront Media Capital LLC/Outfront Media Capital Corp., Gtd. Notes, 144A	6.250	06/15/25	2,825	2,905,504
				6,878,391
Aerospace & Defense 1.5%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	11,100	6,802,845
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	10,222	6,210,210
Sr. Unsec’d. Notes, 144A(a)	8.750	12/01/21	26,725	19,415,143

Howmet Aerospace, Inc., Sr. Unsec’d. Notes(a)	6.875	05/01/25	2,875	3,038,708

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500%	04/15/25	3,350	$3,332,469
SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750	12/31/23	5,525	6,015,270
				44,814,645
Agriculture 0.7%
Vector Group Ltd.,
Gtd. Notes, 144A	10.500	11/01/26	2,125	2,139,125
Sr. Sec’d. Notes, 144A	6.125	02/01/25	17,205	16,921,301
				19,060,426
Apparel 0.4%
Hanesbrands, Inc.,
Gtd. Notes, 144A	4.625	05/15/24	5,820	5,944,734
Gtd. Notes, 144A	5.375	05/15/25	1,300	1,337,089

Levi Strauss & Co., Sr. Unsec’d. Notes, 144A(a)	5.000	05/01/25	900	918,369
William Carter Co. (The), Gtd. Notes, 144A	5.500	05/15/25	2,100	2,167,272
Wolverine World Wide, Inc., Gtd. Notes, 144A	6.375	05/15/25	2,500	2,600,468
				12,967,932
Auto Manufacturers 1.3%
Ford Motor Co., Sr. Unsec’d. Notes	9.000	04/22/25	22,475	23,618,637
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	3.336	03/18/21	4,695	4,617,231
Sr. Unsec’d. Notes	5.584	03/18/24	6,025	5,983,284

Navistar International Corp., Sr. Sec’d. Notes, 144A	9.500	05/01/25	4,350	4,710,094
				38,929,246
Auto Parts & Equipment 1.0%
Adient U.S. LLC, Sr. Sec’d. Notes, 144A	9.000	04/15/25	2,700	2,896,013
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	04/01/25	13,484	12,834,129

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc., (cont’d.)
Gtd. Notes	6.625%	10/15/22	2,000	$1,995,164
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	9,433	9,345,763
Gtd. Notes, 144A	6.500	06/01/26	175	176,777

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	400	384,405
				27,632,251
Banks 0.7%
CIT Group, Inc.,
Sr. Unsec’d. Notes(a)	5.000	08/15/22	975	978,610
Sr. Unsec’d. Notes	5.000	08/01/23	4,425	4,452,033
Sr. Unsec’d. Notes(a)	5.250	03/07/25	2,100	2,111,861

Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	12,050	12,142,113
				19,684,617
Building Materials 2.4%
Griffon Corp., Gtd. Notes	5.250	03/01/22	15,321	15,013,436
JELD-WEN, Inc., Sr. Sec’d. Notes, 144A	6.250	05/15/25	1,300	1,340,763
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	1,690	1,738,324
Sr. Unsec’d. Notes, 144A	5.375	11/15/24	11,012	11,234,782
Summit Materials LLC/Summit Materials Finance Corp.,
Gtd. Notes	6.125	07/15/23	4,095	4,112,119
Gtd. Notes, 144A	5.125	06/01/25	6,714	6,595,965

U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24	29,941	30,193,240
				70,228,629
Chemicals 4.5%
Atotech Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%(a)	8.750	06/01/23	3,638	3,627,027

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Atotech Alpha 3 BV/Alpha US Bidco, Inc. (United Kingdom), Gtd. Notes, 144A	6.250%	02/01/25	3,390	$3,352,659
Chemours Co. (The),
Gtd. Notes(a)	6.625	05/15/23	34,795	34,973,325
Gtd. Notes(a)	7.000	05/15/25	9,255	9,052,280

Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	6,000	5,037,586
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24	10,030	9,267,655
Sr. Unsec’d. Notes, 144A(a)	5.250	08/01/23	11,369	10,884,939

Olin Corp., Sr. Unsec’d. Notes, 144A	9.500	06/01/25	3,725	4,065,322
PolyOne Corp., Sr. Unsec’d. Notes, 144A	5.750	05/15/25	1,725	1,804,471
PQ Corp., Sr. Sec’d. Notes, 144A	6.750	11/15/22	11,646	11,874,087
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	6,211	5,585,158
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22	2,000	1,697,650
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26	6,000	6,222,351
TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24	9,649	8,270,631
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25	4,955	4,703,153
Tronox, Inc.,
Gtd. Notes, 144A(a)	6.500	04/15/26	5,738	5,450,506
Sr. Sec’d. Notes, 144A	6.500	05/01/25	3,275	3,380,865

Valvoline, Inc., Gtd. Notes, 144A	4.375	08/15/25	1,690	1,716,192
				130,965,857
Commercial Services 1.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Sec’d. Notes, 144A	6.625	07/15/26	4,185	4,421,059
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25	17,865	18,823,208

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes, 144A(a)	5.000%	04/15/22	6,591	$6,580,939
Refinitiv US Holdings, Inc., Gtd. Notes, 144A	8.250	11/15/26	2,000	2,196,772
United Rentals North America, Inc.,
Gtd. Notes	5.875	09/15/26	3,575	3,761,362
Gtd. Notes	6.500	12/15/26	11,880	12,702,882

Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	2,500	2,687,759
				51,173,981
Computers 1.4%
Dell International LLC/EMC Corp.,
Gtd. Notes, 144A	5.875	06/15/21	7,622	7,626,466
Gtd. Notes, 144A(a)	7.125	06/15/24	8,113	8,427,756
EMC Corp.,
Sr. Unsec’d. Notes	2.650	06/01/20	1,830	1,830,000
Sr. Unsec’d. Notes(a)	3.375	06/01/23	3,500	3,509,205

Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25	9,322	8,203,722
NCR Corp., Gtd. Notes	6.375	12/15/23	6,025	6,135,057
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.,
Sr. Sec’d. Notes, 144A	5.750	06/01/25	1,600	1,669,011
Sr. Unsec’d. Notes, 144A	6.750	06/01/25	2,395	2,394,925
				39,796,142
Distribution/Wholesale 0.4%
Anixter, Inc., Gtd. Notes	5.500	03/01/23	3,200	3,219,930
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25	9,155	8,962,243
				12,182,173
Diversified Financial Services 4.3%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	9,840	8,805,385
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A	5.125	10/01/23	6,970	5,885,613

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Avolon Holdings Funding Ltd. (Ireland), (cont’d.)
Gtd. Notes, 144A	5.500%	01/15/23	6,125	$5,414,263

Fairstone Financial, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	07/15/24	4,865	4,847,359
goeasy Ltd. (Canada), Gtd. Notes, 144A	5.375	12/01/24	17,225	16,216,115
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	8.125	07/15/23	35,755	36,440,004
Gtd. Notes, 144A	9.125	07/15/26	4,092	4,173,278
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	1,924	1,627,306
Gtd. Notes, 144A	5.250	08/15/22	9,569	8,433,845
Gtd. Notes, 144A	5.500	02/15/24	50	42,914
Springleaf Finance Corp.,
Gtd. Notes	6.875	03/15/25	13,405	13,224,318
Gtd. Notes	7.125	03/15/26	20,638	20,413,827
				125,524,227
Electric 0.7%
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24	625	630,924
Sr. Unsec’d. Notes(a)	5.750	01/15/25	14,000	14,329,544

Vistra Energy Corp., Gtd. Notes	5.875	06/01/23	1,750	1,767,132
Vistra Operations Co. LLC, Gtd. Notes, 144A	5.500	09/01/26	2,742	2,885,406
				19,613,006
Electrical Components & Equipment 0.2%
WESCO Distribution, Inc., Gtd. Notes, 144A	7.125	06/15/25	5,000	5,000,000
Electronics 0.0%
Sensata Technologies BV, Gtd. Notes, 144A(a)	5.625	11/01/24	1,100	1,156,858
Energy-Alternate Sources 0.2%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500	01/15/26	5,525	5,842,357

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction 0.8%
AECOM, Gtd. Notes	5.875%	10/15/24	11,322	$12,127,050
PowerTeam Services LLC, Sr. Sec’d. Notes, 144A	9.033	12/04/25	2,025	2,055,801
TopBuild Corp., Gtd. Notes, 144A	5.625	05/01/26	8,925	9,122,914
				23,305,765
Entertainment 3.9%
AMC Entertainment Holdings, Inc., Gtd. Notes	5.750	06/15/25	21,385	5,511,231
Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25	22,864	20,332,470
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.000	03/15/22	14,450	13,627,377
Eldorado Resorts, Inc., Gtd. Notes	7.000	08/01/23	3,750	3,797,127
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	10,925	9,386,196
International Game Technology PLC,
Sr. Sec’d. Notes, 144A(a)	6.250	02/15/22	8,820	9,001,383
Sr. Sec’d. Notes, 144A	6.500	02/15/25	15,081	15,566,213

Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24	10,511	7,989,518
Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	1,525	1,293,234
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(a)	5.625	01/15/27	750	708,725
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21	19,988	19,183,434
Sr. Sec’d. Notes, 144A(a)	5.000	10/15/25	4,600	4,299,853

Vail Resorts, Inc., Gtd. Notes, 144A	6.250	05/15/25	1,470	1,548,450
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(a)	7.750	04/15/25	900	934,398
				113,179,609

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Food Service 0.5%
Aramark Services, Inc.,
Gtd. Notes, 144A(a)	5.000%	04/01/25		11,825	$11,892,064
Gtd. Notes, 144A(a)	6.375	05/01/25		2,300	2,405,690
					14,297,754
Foods 2.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	4.625	01/15/27		19,700	20,032,918
B&G Foods, Inc., Gtd. Notes	5.250	04/01/25		19,804	20,359,348
Iceland Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month GBP LIBOR + 4.250%	4.918(c)	07/15/20	GBP	281	343,480
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25		4,778	4,904,185
Gtd. Notes, 144A	5.875	07/15/24		8,045	8,180,991

Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.750	03/15/25		10,856	11,100,923
Post Holdings, Inc., Gtd. Notes, 144A	5.000	08/15/26		4,775	4,886,583
US Foods, Inc., Gtd. Notes, 144A(a)	5.875	06/15/24		5,200	5,038,679
					74,847,107
Gas 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		11,613	12,106,475
Sr. Unsec’d. Notes	5.625	05/20/24		5,450	5,697,188
Sr. Unsec’d. Notes	5.750	05/20/27		1,395	1,477,338
					19,281,001
Healthcare-Services 4.5%
Acadia Healthcare Co., Inc.,
Gtd. Notes	5.125	07/01/22		4,855	4,835,390
Gtd. Notes	6.500	03/01/24		9,000	9,111,057

Centene Corp., Sr. Unsec’d. Notes	4.750	01/15/25		17,125	17,625,695
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes(a)	6.250	03/31/23		2,920	2,835,239

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

HCA, Inc., Gtd. Notes	7.500%	12/15/23	3,000	$3,360,531
MEDNAX, Inc., Gtd. Notes, 144A	5.250	12/01/23	23,172	22,755,844
Molina Healthcare, Inc.,
Sr. Unsec’d. Notes	5.375	11/15/22	6,619	6,865,590
Sr. Unsec’d. Notes, 144A	4.875	06/15/25	4,832	4,882,630

Polaris Intermediate Corp., Sr. Unsec’d. Notes, 144A, Cash coupon 8.500% or PIK 9.250%(a)	8.500	12/01/22	6,975	6,115,844
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750	12/01/26	2,055	2,224,999
Surgery Center Holdings, Inc., Gtd. Notes, 144A	6.750	07/01/25	2,000	1,832,832
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.625	07/15/24	2,398	2,427,686
Sr. Unsec’d. Notes(a)	6.750	06/15/23	16,450	17,226,653
Sr. Unsec’d. Notes	7.000	08/01/25	5,000	5,039,130
Sr. Unsec’d. Notes	8.125	04/01/22	20,698	21,837,580
				128,976,700
Home Builders 4.6%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	6.750	08/01/25	6,375	5,890,092
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	350	329,390
Gtd. Notes	6.750	03/15/25	11,145	11,233,958

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.375	05/15/25	4,240	4,185,786
Forestar Group, Inc.,
Gtd. Notes, 144A	5.000	03/01/28	3,150	2,965,556
Gtd. Notes, 144A	8.000	04/15/24	4,025	4,060,992
KB Home,
Gtd. Notes	7.000	12/15/21	1,820	1,910,626
Gtd. Notes	7.500	09/15/22	5,345	5,838,819
Gtd. Notes	7.625	05/15/23	4,871	5,346,777

Lennar Corp., Gtd. Notes	4.875	12/15/23	2,450	2,585,620

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

M/I Homes, Inc., Gtd. Notes	5.625%	08/01/25	1,100	$1,081,176
Meritage Homes Corp.,
Gtd. Notes	6.000	06/01/25	5,200	5,579,775
Gtd. Notes	7.000	04/01/22	990	1,037,877

New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	10,824	9,489,431
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	01/31/25	8,500	8,603,841
Gtd. Notes, 144A	6.000	09/01/23	35,662	35,972,408
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.625	03/01/24	12,098	11,946,630
Gtd. Notes, 144A	5.875	04/15/23	6,545	6,551,477

TRI Pointe Group, Inc., Gtd. Notes	4.875	07/01/21	8,895	8,869,926
				133,480,157
Internet 0.1%
Netflix, Inc., Sr. Unsec’d. Notes, 144A(a)	3.625	06/15/25	1,925	1,973,964
Iron/Steel 0.3%
Cleveland-Cliffs, Inc.,
Sr. Sec’d. Notes, 144A	4.875	01/15/24	675	610,114
Sr. Sec’d. Notes, 144A	6.750	03/15/26	1,225	1,117,533
Sr. Sec’d. Notes, 144A	9.875	10/17/25	6,975	7,264,415
				8,992,062
Leisure Time 0.9%
NCL Corp. Ltd.,
Sr. Sec’d. Notes, 144A(a)	12.250	05/15/24	1,770	1,912,229
Sr. Unsec’d. Notes, 144A(a)	3.625	12/15/24	10,375	6,240,193
Royal Caribbean Cruises Ltd.,
Sr. Sec’d. Notes, 144A	10.875	06/01/23	1,340	1,398,160
Sr. Sec’d. Notes, 144A	11.500	06/01/25	1,350	1,427,373
Sr. Unsec’d. Notes(a)	2.650	11/28/20	11,575	11,046,954

Viking Cruises Ltd., Sr. Sec’d. Notes, 144A(a)	13.000	05/15/25	3,150	3,398,763
				25,423,672

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 2.9%
Boyd Gaming Corp., Sr. Unsec’d. Notes, 144A	8.625%	06/01/25	2,250	$2,405,147
Hilton Domestic Operating Co., Inc.,
Gtd. Notes	5.125	05/01/26	1,575	1,587,225
Gtd. Notes, 144A	5.375	05/01/25	10,962	11,214,396
Marriott International, Inc.,
Sr. Unsec’d. Notes	2.875	03/01/21	2,775	2,769,790
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	1,300	1,409,958
MGM Resorts International,
Gtd. Notes(a)	5.750	06/15/25	12,215	12,168,533
Gtd. Notes	6.000	03/15/23	7,680	7,714,657
Gtd. Notes(a)	6.750	05/01/25	9,475	9,593,267
Gtd. Notes(a)	7.750	03/15/22	11,750	12,156,164

Station Casinos LLC, Gtd. Notes, 144A(a)	5.000	10/01/25	8,570	7,727,794
Wyndham Destinations, Inc., Sr. Sec’d. Notes, 144A	4.625	03/01/30	2,575	2,225,304
Wynn Macau Ltd. (Macau), Sr. Unsec’d. Notes, 144A(a)	4.875	10/01/24	12,550	12,471,558
				83,443,793
Machinery-Diversified 0.5%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	10.125	08/01/24	14,418	14,056,579
Media 6.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875	04/01/24	13,500	13,913,456
Clear Channel Worldwide Holdings, Inc., Gtd. Notes(a)	9.250	02/15/24	47,448	43,537,356
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	07/15/23	17,067	17,325,878
Sr. Unsec’d. Notes, 144A	10.875	10/15/25	6,600	7,147,321

Cumulus Media New Holdings, Inc., Sr. Sec’d. Notes, 144A(a)	6.750	07/01/26	2,745	2,289,557
Diamond Sports Group LLC/Diamond Sports Finance Co., Sr. Sec’d. Notes, 144A	5.375	08/15/26	11,885	9,436,241
DISH DBS Corp.,
Gtd. Notes(a)	5.875	11/15/24	5,772	5,704,490
Gtd. Notes	6.750	06/01/21	7,342	7,492,338

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
Entercom Media Corp.,
Gtd. Notes, 144A(a)	7.250%	11/01/24	7,645	$6,022,576
Sec’d. Notes, 144A	6.500	05/01/27	1,525	1,354,339

EW Scripps Co. (The), Gtd. Notes, 144A(a)	5.125	05/15/25	10,000	9,267,648
Gray Television, Inc., Gtd. Notes, 144A(a)	5.125	10/15/24	542	548,723
Nexstar Broadcasting, Inc., Gtd. Notes, 144A	5.625	08/01/24	6,155	6,321,907
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Unsec’d. Notes, 144A(a)	6.625	02/15/25	3,700	3,774,010
Sr. Unsec’d. Notes, 144A	6.875	02/15/23	4,335	4,417,707
Sinclair Television Group, Inc.,
Gtd. Notes, 144A(a)	5.625	08/01/24	10,335	10,260,121
Gtd. Notes, 144A	5.875	03/15/26	3,923	3,840,569
TEGNA, Inc.,
Gtd. Notes, 144A(a)	4.875	09/15/21	11,887	11,898,014
Gtd. Notes, 144A(a)	5.500	09/15/24	1,275	1,295,078

Univision Communications, Inc., Sr. Sec’d. Notes, 144A(a)	5.125	05/15/23	13,910	13,536,147
				179,383,476
Metal Fabricate/Hardware 0.2%
Zekelman Industries, Inc., Sr. Sec’d. Notes, 144A	9.875	06/15/23	6,922	6,895,335
Mining 2.3%
Constellium SE,
Gtd. Notes, 144A(a)	5.750	05/15/24	7,497	7,519,633
Gtd. Notes, 144A(a)	6.625	03/01/25	7,605	7,762,699

Eldorado Gold Corp. (Canada), Sec’d. Notes, 144A	9.500	06/01/24	7,200	7,624,727
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A(a)	7.250	05/15/22	10,481	9,835,220
Gtd. Notes, 144A(a)	7.250	04/01/23	1,975	1,827,637
Freeport-McMoRan, Inc.,
Gtd. Notes	3.875	03/15/23	17,245	17,377,960
Gtd. Notes	4.550	11/14/24	1,535	1,561,754

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining (cont’d.)

IAMGOLD Corp. (Canada), Gtd. Notes, 144A(a)	7.000%	04/15/25	6,949	$7,123,807
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	6,195	6,213,764
				66,847,201
Miscellaneous Manufacturing 0.0%
FXI Holdings, Inc., Sr. Sec’d. Notes, 144A	7.875	11/01/24	836	691,472
Oil & Gas 6.1%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875	12/15/24(d)	10,985	11,337
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	7,120	4,177,277
Gtd. Notes	5.125	12/01/22	8,150	5,832,334
Gtd. Notes	5.375	11/01/21	3,400	3,043,079
Gtd. Notes	5.625	06/01/23	27,971	16,747,216

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	31,561	27,622,384
Chesapeake Energy Corp., Gtd. Notes	6.125	02/15/21	800	22,272
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	17,582	17,066,090
CNX Resources Corp., Gtd. Notes	5.875	04/15/22	15,623	15,537,068
Diamond Offshore Drilling, Inc., Sr. Unsec’d. Notes	7.875	08/15/25(d)	2,725	299,678
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26	6,500	6,322,439
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A(a)	5.000	12/01/24	2,225	1,986,355
Sr. Unsec’d. Notes, 144A(a)	5.750	10/01/25	11,161	10,038,378

MEG Energy Corp. (Canada), Gtd. Notes, 144A	7.000	03/31/24	918	890,660
Nabors Industries Ltd., Gtd. Notes, 144A	7.250	01/15/26	2,800	1,594,559
Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25	11,240	3,484,400

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes(a)	2.700%	08/15/22	2,200	$2,015,594
Sr. Unsec’d. Notes	4.850	03/15/21	6,500	6,369,853

PBF Holding Co. LLC/PBF Finance Corp., Sr. Sec’d. Notes, 144A	9.250	05/15/25	8,740	9,463,092
Precision Drilling Corp. (Canada), Gtd. Notes, 144A(a)	7.125	01/15/26	8,221	4,297,679
Range Resources Corp.,
Gtd. Notes(a)	5.000	03/15/23	18,270	16,512,232
Gtd. Notes	5.875	07/01/22	4,209	3,980,728

Sunoco LP/Sunoco Finance Corp., Gtd. Notes	4.875	01/15/23	9,200	9,345,969
Transocean, Inc.,
Gtd. Notes, 144A	7.250	11/01/25	1,200	660,335
Gtd. Notes, 144A(a)	7.500	01/15/26	8,325	4,594,889

WPX Energy, Inc., Sr. Unsec’d. Notes	8.250	08/01/23	4,720	5,121,236
				177,037,133
Packaging & Containers 0.7%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., Sr. Sec’d. Notes, 144A	4.125	08/15/26	2,250	2,256,039
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25	5,435	5,690,933
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, Sr. Sec’d. Notes, 144A(a)	5.125	07/15/23	11,290	11,409,900
				19,356,872
Pharmaceuticals 1.5%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	2,500	2,736,153
Gtd. Notes, 144A(a)	9.250	04/01/26	5,025	5,589,105
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.500	03/01/23	853	855,008
Gtd. Notes, 144A	6.125	04/15/25	27,050	27,525,187
Sr. Sec’d. Notes, 144A	6.500	03/15/22	2,575	2,618,587
Sr. Sec’d. Notes, 144A(a)	7.000	03/15/24	5,000	5,186,998
				44,511,038

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 0.9%
DCP Midstream Operating LP, Gtd. Notes, 144A	4.750%	09/30/21	2,825	$2,768,628
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23	4,865	4,603,618
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	09/15/24	11,880	11,348,037
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.100	02/01/25	800	743,812
Sr. Unsec’d. Notes	3.950	06/01/25	2,300	2,138,611
Sr. Unsec’d. Notes	4.000	07/01/22	3,045	2,990,736
				24,593,442
Real Estate 0.6%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	6,115	5,995,255
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	6,150	5,753,767
Howard Hughes Corp. (The), Sr. Unsec’d. Notes, 144A(a)	5.375	03/15/25	2,250	2,145,430
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26	2,450	2,159,572
				16,054,024
Real Estate Investment Trusts (REITs) 1.9%
Diversified Healthcare Trust, Gtd. Notes	9.750	06/15/25	3,300	3,360,621
ESH Hospitality, Inc., Gtd. Notes, 144A	5.250	05/01/25	4,968	4,830,125
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	04/15/26	3,100	3,117,267
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500	06/01/25	4,980	5,122,279
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes(a)	5.000	04/15/23	10,020	9,321,516
SBA Communications Corp., Sr. Unsec’d. Notes	4.000	10/01/22	5,779	5,855,841
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A(a)	3.500	02/15/25	4,450	4,309,567

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
VICI Properties LP/VICI Note Co., Inc., (cont’d.)
Gtd. Notes, 144A(a)	3.750%	02/15/27	14,100	$13,540,503
Gtd. Notes, 144A	4.250	12/01/26	5,570	5,511,099
				54,968,818
Retail 4.7%
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	13,508	12,139,038
Sr. Unsec’d. Notes	3.875	05/15/23	2,425	2,108,143

Carvana Co., Gtd. Notes, 144A(a)	8.875	10/01/23	15,700	15,877,572
CEC Entertainment, Inc., Gtd. Notes(a)	8.000	02/15/22	6,925	671,515
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	8.500	10/30/25	6,325	6,573,105
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500	05/01/21	3,948	3,216,228
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.,
Sr. Unsec’d. Notes	8.625	06/15/20	4,790	1,403,732
Sr. Unsec’d. Notes	8.625	06/15/20	9,025	2,788,776
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25	10,219	6,741,157
Sr. Unsec’d. Notes, 144A	6.750	10/15/24	17,829	14,396,917
L Brands, Inc.,
Gtd. Notes	5.625	02/15/22	2,032	1,973,798
Gtd. Notes	5.625	10/15/23	19,076	18,146,559
Gtd. Notes	6.625	04/01/21	6,293	6,271,494

PetSmart, Inc., Gtd. Notes, 144A	7.125	03/15/23	3,250	3,151,254
Rite Aid Corp.,
Gtd. Notes, 144A	6.125	04/01/23	9,968	9,334,371
Sr. Sec’d. Notes, 144A	7.500	07/01/25	3,764	3,748,635
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes	5.500	11/01/23	2,217	2,143,323
Gtd. Notes(a)	5.625	12/01/25	8,245	8,054,337
Sec’d. Notes, 144A	8.750	04/30/25	2,325	2,532,971
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes	5.500	06/01/24	1,725	1,752,448
Sr. Unsec’d. Notes	5.750	03/01/25	12,392	12,343,923

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Yum! Brands, Inc., Sr. Unsec’d. Notes, 144A	7.750%	04/01/25	250	$276,672
				135,645,968
Semiconductors 0.1%
Microchip Technology, Inc., Gtd. Notes, 144A	4.250	09/01/25	1,970	1,982,168
Software 0.2%
RP Crown Parent LLC, Gtd. Notes, 144A	7.375	10/15/24	4,895	4,866,498
Telecommunications 6.2%
CenturyLink, Inc.,
Sr. Unsec’d. Notes(a)	5.625	04/01/25	5,000	5,212,797
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	15,325	15,825,092

CommScope Technologies LLC, Gtd. Notes, 144A(a)	6.000	06/15/25	9,768	9,487,324
CommScope, Inc.,
Gtd. Notes, 144A	5.000	06/15/21	618	616,582
Gtd. Notes, 144A(a)	5.500	06/15/24	12,578	12,359,091
Sr. Sec’d. Notes, 144A	6.000	03/01/26	11,375	11,982,832
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. (Saint Lucia),
Gtd. Notes, 144A	8.000	12/31/26	967	497,873
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	1,226	1,085,532
Sr. Sec’d. Notes, 144A(a)	8.750	05/25/24	12,850	12,214,989
Sr. Sec’d. Notes, 144A	8.750	05/25/24	2,422	2,323,261
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23(d)	6,971	3,729,445
Sr. Sec’d. Notes, 144A	8.000	02/15/24(d)	20,302	20,536,122
Level 3 Financing, Inc.,
Gtd. Notes	5.125	05/01/23	16,850	16,852,690
Gtd. Notes(a)	5.375	08/15/22	1,249	1,250,924
Gtd. Notes(a)	5.625	02/01/23	3,475	3,476,876

ORBCOMM, Inc., Sr. Sec’d. Notes, 144A	8.000	04/01/24	12,705	11,995,658
Sprint Corp.,
Gtd. Notes	7.250	09/15/21	6,720	7,064,237
Gtd. Notes	7.625	02/15/25	5,365	6,269,193

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Sprint Corp., (cont’d.)
Gtd. Notes	7.875%	09/15/23	19,312	$21,888,263
T-Mobile USA, Inc.,
Gtd. Notes	6.375	03/01/25	9,865	10,169,165
Gtd. Notes	6.500	01/15/26	3,000	3,168,912

Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22	2,000	2,046,400
				180,053,258
Transportation 1.0%
XPO Logistics, Inc.,
Gtd. Notes, 144A	6.125	09/01/23	4,500	4,569,858
Gtd. Notes, 144A(a)	6.250	05/01/25	12,075	12,599,939
Gtd. Notes, 144A	6.500	06/15/22	101	101,133
Gtd. Notes, 144A	6.750	08/15/24	10,750	11,277,596
				28,548,526

Total Corporate Bonds (cost $2,353,927,047)				2,214,144,130
Sovereign Bond 0.0%
Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes (cost $1,120,758)	10.750	03/28/22	1,080	476,584

	Shares
Common Stock 0.3%
Electric Utilities
GenOn Energy Holdings, Inc. (Class A Stock)*^ (cost $2,364,640)	41,315	9,502,450

Total Long-Term Investments (cost $2,872,922,956)		2,704,288,756

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Description	Shares	Value
Short-Term Investments 15.2%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	127,342,747	$127,342,747
PGIM Institutional Money Market Fund (cost $310,340,108; includes $310,185,305 of cash collateral for securities on loan)(b)(w)	310,436,871	310,467,915

Total Short-Term Investments (cost $437,682,855)		437,810,662

TOTAL INVESTMENTS 108.7% (cost $3,310,605,811)		3,142,099,418
Liabilities in excess of other assets(z) (8.7)%		(250,759,882)

Net Assets 100.0%		$2,891,339,536

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO—Collateralized Loan Obligation
EURIBOR—Euro Interbank Offered Rate
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $88,673,407 and 3.1% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $303,004,648; cash collateral of $310,185,305 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2020.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Futures contracts outstanding at May 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
710	2 Year U.S. Treasury Notes	Sep. 2020	$156,799,062	$40,124
85	5 Year Euro-Bobl	Sep. 2020	12,700,082	9,361
545	10 Year U.S. Treasury Notes	Sep. 2020	75,789,063	215,981
2	20 Year U.S. Treasury Bonds	Sep. 2020	356,750	614
1	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	218,031	(1,939)
4	Euro Schatz Index	Sep. 2020	497,680	174
				264,315
Short Positions:
204	10 Year Euro-Bund	Jun. 2020	39,053,601	(364,464)
134	10 Year U.K. Gilt	Sep. 2020	22,744,946	13,115
				(351,349)
				$(87,034)
Forward foreign currency exchange contracts outstanding at May 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/20	JPMorgan Chase Bank, N.A.	EUR	1,370	$1,494,859	$1,521,218	$26,359	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 06/02/20	HSBC Bank USA, N.A.	EUR	1,370	$1,480,879	$1,521,218	$—	$(40,339)
Expiring 07/02/20	JPMorgan Chase Bank, N.A.	EUR	1,370	1,495,764	1,522,135	—	(26,371)
				$2,976,643	$3,043,353	—	(66,710)
						$26,359	$(66,710)

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at May 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Bombardier Inc.	09/20/20	5.000%(Q)	30,000	37.158%	$(2,467,787)	$264,825	$(2,732,612)	JPMorgan Chase Bank, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at May 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	468,772	$26,328,751	$4,519,292	$(21,809,459)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front

PGIM Short Duration High Yield Income Fund
Schedule of Investments as of May 31, 2020 (unaudited) (continued)
payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).